Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share [Abstract]
Net income from continuing operations	$ 306.0	$ 524.0	$ 676.0
Net loss from discontinued operations	0.0	0.0	(127.0)
Net income (loss)	$ 306.0	$ 524.0	$ 549.0
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,027,443,122	1,025,234,000	1,025,234,000
Equity-classified awards (in shares)	17,053,910	2,271,008	0
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,044,497,032	1,027,505,008	1,025,234,000
Income (loss) per share attributable to ordinary shareholders — basic
Net income from continuing operations (in USD per share)	$ 0.30	$ 0.51	$ 0.66
Net loss from discontinued operation (in USD per share)	0	0	(0.12)
Net income (loss) per share - basic (in USD per share)	0.30	0.51	0.54
Income (loss) per share attributable to ordinary shareholders — diluted
Net income from continuing operations (in USD per share)	0.29	0.51	0.66
Net loss from discontinued operation (in USD per share)	0	0	(0.12)
Net income (loss) per share - diluted (in USD per share)	$ 0.29	$ 0.51	$ 0.54